Business segment reporting (Tables)	12 Months Ended
Dec. 31, 2017
Business segment reporting (Tables) [Abstract]
Income statements and other significant data

The income statements and other significant data are as follows:

Thousand of reais	2017

(Condensed) Income Statement	Commercial Banking	Global Wholesale Banking	Total

NET INTEREST INCOME	32,392,239	2,554,250	34,946,489
Income from equity instruments	83,120	-	83,120
Income from companies accounted for by the equity method	71,551	-	71,551
Net fee and commission income	11,261,952	1,459,916	12,721,868
Gains (losses) on financial assets and liabilities (net) and Exchange differences (net) (1)	(25,628)	1,599,773	1,574,145
Other operating expense (net)	(640,522)	-31,491	-672,013
TOTAL INCOME	43,142,713	5,582,447	48,725,160
Personnel expenses	-8,166,562	-770,716	(8,937,278)
Other administrative expenses	-7,011,740	-171,577	(7,183,317)
Depreciation and amortization	-1,560,465	-101,782	(1,662,247)
Provisions (net)	-3,190,388	-118,851	(3,309,239)
Impairment losses on financial assets (net)	-11,232,902	(1,105,398)	(12,338,300)
Impairment losses on non-financial assets (net)	(435,960)	-20,752	-456,712
Other non-financial gains (losses)	(324,385)	-	-324,385
OPERATING PROFIT BEFORE TAX (1)	11,220,311	3,293,371	14,513,683
Fiscal Hedge(1)	810,304	-	810,304
ADJUSTED OPERATING INCOME BEFORE TAX (1)	12,030,615	3,293,371	15,323,987

Thousand of reais

(Condensed) Income Statement	Commercial Banking	Global Wholesale Banking	Total

NET INTEREST INCOME	27,365,857	3,220,636	30,586,493
Income from equity instruments	258,545	-	258,545
Income from companies accounted for by the equity method	47,537	-	47,537
Net fee and commission income	9,580,332	1,397,264	10,977,596
Gains (losses) on financial assets and liabilities (net) and Exchange differences (net) (1)	5,619,356	1,971,614	7,590,970
Other operating expense (net)	(611,051)	-13,520	-624,571
TOTAL INCOME	42,260,576	6,575,994	48,836,570
Personnel expenses	-7,638,124	-739,141	(8,377,265)
Other administrative expenses	-6,272,987	-270,158	(6,543,145)
Depreciation and amortization	-1,381,742	-100,897	(1,482,639)
Provisions (net)	-2,685,278	-39,464	(2,724,742)
Impairment losses on financial assets (net)	-11,607,468	(1,693,977)	(13,301,445)
Impairment losses on non-financial assets (net)	(114,154)	(167)	-114,321
Other non-financial gains (losses)	90,889	-	90,889
OPERATING PROFIT BEFORE TAX (1)	12,651,712	3,732,190	16,383,902
Fiscal Hedge(1)	-6,139,714	-	(6,139,714)
ADJUSTED OPERATING INCOME BEFORE TAX (1)	6,511,998	3,732,190	10,244,188

Thousand of reais

(Condensed) Income Statement	Commercial Banking	Global Wholesale Banking	Total

NET INTEREST INCOME	27,040,507	4,296,604	31,337,111
Income from equity instruments	142,881	-	142,881
Income from companies accounted for by the equity method	116,312	-	116,312
Net fee and commission income	8,240,868	1,242,641	9,483,509
Gains (losses) on financial assets and liabilities (net) and Exchange differences (net) (1)	-9,068,985	-849,454	(9,918,439)
Other operating expense (net)	(335,318)	-11,805	-347,123
TOTAL INCOME	26,136,265	4,677,986	30,814,251
Personnel expenses	-7,123,390	-675,402	(7,798,792)
Other administrative expenses	-6,449,732	-266,608	(6,716,340)
Depreciation and amortization	-1,361,330	-128,687	(1,490,017)
Provisions (net)	-4,012,922	11,628	(4,001,294)
Impairment losses on financial assets (net)	-12,365,037	(1,268,952)	(13,633,989)
Impairment losses on non-financial assets (net)	-1,220,161	(484)	(1,220,645)
Other non-financial gains (losses)	831,108	-	831,108
OPERATING PROFIT BEFORE TAX (1)	-5,565,199	2,349,481	(3,215,718)
Fiscal Hedge(1)	11,531,844	-	11,531,844
ADJUSTED OPERATING INCOME BEFORE TAX (1)	5,966,645	2,349,481	8,316,126

(1) Includes, in the Commercial Bank, the tax hedge of the investment in dollars (a strategy to mitigate the tax effects and the variation of the exchange rate of offshore investments on net income), the result of which is recorded under " on financial assets and liabilities "fully offset in the line of Taxes.

Other aggregates

	2017
Other aggregates:	Commercial Banking	Global Wholesale Banking	Total
Total assets	580,090,402	65,612,638	645,703,039
Loans and advances to customers	217,539,344	54,880,812	272,420,157
Customer deposits	225,926,433	50,115,708	276,042,141

	2016
Other aggregates:	Commercial Banking	Global Wholesale Banking	Total
Total assets	557,624,385	76,768,855	634,393,240
Loans and advances to customers	191,433,209	60,569,565	252,002,774
Customer deposits	228,923,947	18,521,230	247,445,177

	2015
Other aggregates:	Commercial Banking	Global Wholesale Banking	Total
Total assets	524,192,046	81,202,482	605,394,528
Loans and advances to customers	185,371,651	66,661,798	252,033,449
Customer deposits	223,165,976	19,876,896	243,042,872